CAPITAL STOCK (Narrative) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 USD ($) share shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2021 USD ($) share $ / shares shares	Dec. 31, 2020 shares
Capital Stock [Line Items]
Shares issued from exercise of options | share		1,507,500		1,311,633
Exercise price of stock options exercised | $ / shares	$ 2.13		$ 2.63
Proceeds from exercise of options		$ 2,467
Proceeds from issuing shares		$ 2,467		$ 140,823
Share issue related cost				$ 6,645
Maximum percentage of issued and outstanding common shares acquirable through stock option plan		5.50%
Number of share options granted in share-based payment arrangement | share		944,500		1,562,500
Exercise price of stock options granted | $ / shares	8.86		10.36
Description of vesting requirements for share-based payment arrangement		The remaining options vest over a 3-year period with 1/3 of the options vesting after each of one year, two years, and three years after the grant date, respectively.
Weighted average remaining life of options outstanding		2 years 7 months 13 days
Share-based compensation		$ 2,943		$ 2,531
Share-based compensation expense		$ 1,866		$ 1,721
Market value of shares | $ / shares	$ 9.14		$ 11.04
Capital stock [Member]
Capital Stock [Line Items]
Number of shares outstanding | shares	147,156,264	147,156,264	145,649,000	145,649,000	129,329,000
Share issue related cost				$ 6,645
Bottom of range [Member]
Capital Stock [Line Items]
Exercise price of stock options exercised | $ / shares	$ 1.84
Exercise price of stock options granted | $ / shares	7.31		$ 9.79
Top of range [Member]
Capital Stock [Line Items]
Exercise price of stock options exercised | $ / shares	8.24
Exercise price of stock options granted | $ / shares	11.14		10.87
Prospectus Offering [Member]
Capital Stock [Line Items]
Shares issued from exercise of options | share				1,311,633
Proceeds from exercise of options				$ 2,754
Number of shares issued in prospectus offering | shares				15,007,500
Share price of shares issued in public offering | $ / shares				$ 9.2
Proceeds from issuing shares				$ 138,069
Share issue related cost				$ 6,645
Prospectus Offering [Member] | Bottom of range [Member]
Capital Stock [Line Items]
Exercise price of stock options exercised | $ / shares			1.88
Prospectus Offering [Member] | Top of range [Member]
Capital Stock [Line Items]
Exercise price of stock options exercised | $ / shares			8.24
Consultant [Member]
Capital Stock [Line Items]
Number of share options granted in share-based payment arrangement | share		157,000
Description of vesting requirements for share-based payment arrangement		vest over a 32-month period with 50% of the options vesting after each of 20 months and 32 months after the grant date, respectively.
Deferred Share Units [Member]
Capital Stock [Line Items]
Number of units settled in cash | share		24,500		0
Payment to settle deferred share units in cash		$ 218
Units granted | share		96,000		123,000
Share-based compensation expense		$ 430		$ 869
Market value of shares | $ / shares	8.1		10
Restricted Share Units [Member]
Capital Stock [Line Items]
Description of vesting requirements for share-based payment arrangement		The remaining RSUs granted during 2022 vest over a 3-year period with 1/3 of the RSUs vesting after each of one year, two years, and three years after the grant date, respectively.
Number of units settled in cash | share		27,002		0
Units granted | share		195,500		83,500
Share-based compensation		$ 429		$ 11
Share-based compensation expense		146		3
Share-based compensation expense recorded to inventories		115		0
Share-based compensation expense recorded to exploration and evaluation expeditures		38		2
Share-based compensation expense recorded to mineral property, plant, and equipment		$ 130		6
Market value of shares | $ / shares	8.1		$ 10
Restricted Share Units [Member] | Consultant [Member]
Capital Stock [Line Items]
Description of vesting requirements for share-based payment arrangement		vest over a 32-month period with 50% of the RSUs vesting after each of 20 months and 32 months after the grant date respectively.
Units granted | share		13,000
Performance Share Units [Member]
Capital Stock [Line Items]
Share-based compensation		$ 795
Share-based compensation expense		261		$ 0
Share-based compensation expense recorded to inventories		383
Share-based compensation expense recorded to exploration and evaluation expeditures		22
Share-based compensation expense recorded to mineral property, plant, and equipment		$ 129
Market value of shares | $ / shares	$ 8.1
Performance Share Units [Member] | Executive Officer [Member]
Capital Stock [Line Items]
Units granted | share		173,750		0
Performance Share Units [Member] | Las Chispas Mine [Member]
Capital Stock [Line Items]
Units granted | share		82,500
Performance Share Units [Member] | Board of Directors Chairman [Member]
Capital Stock [Line Items]
Units granted | share		91,250